Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: April 10, 2025

Payment Date	4/15/2025
Collection Period Start	3/1/2025
Collection Period End	3/31/2025
Interest Period Start	3/17/2025
Interest Period End	4/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$21,127,374.46	$21,127,374.46	$—	—	Dec-25
Class A-2a Notes	$314,800,000.00	$11,861,761.60	$302,938,238.40	0.962320	Oct-27
Class A-2b Notes	$78,800,000.00	$2,969,208.43	$75,830,791.57	0.962320	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$906,317,374.46	$35,958,344.49	$870,359,029.97

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$935,118,906.17	$898,232,863.33	0.804778
YSOC Amount	$26,088,541.73	$25,160,843.38
Adjusted Pool Balance	$909,030,364.44	$873,072,019.95
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$21,127,374.46	4.62200%	ACT/360	$78,663.08
Class A-2a Notes	$314,800,000.00	4.61000%	30/360	$1,209,356.67
Class A-2b Notes	$78,800,000.00	4.66867%	ACT/360	$296,356.80
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$906,317,374.46			$3,493,193.96

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$935,118,906.17	$898,232,863.33
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$909,030,364.44	$873,072,019.95
Number of Receivables Outstanding	45,303	44,318
Weighted Average Contract Rate	7.56%	7.56%
Weighted Average Remaining Term (months)	51.6	50.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,524,126.90
Principal Collections	$36,612,669.52
Liquidation Proceeds	$136,704.30
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$42,273,500.72
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$42,273,500.72

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$779,265.76	$779,265.76	$—	$—	$41,494,234.96
Interest - Class A-1 Notes	$78,663.08	$78,663.08	$—	$—	$41,415,571.88
Interest - Class A-2a Notes	$1,209,356.67	$1,209,356.67	$—	$—	$40,206,215.21
Interest - Class A-2b Notes	$296,356.80	$296,356.80	$—	$—	$39,909,858.41
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$38,394,498.41
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$38,140,373.08
First Allocation of Principal	$695,354.51	$695,354.51	$—	$—	$37,445,018.57
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$37,400,804.82
Second Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$26,550,804.82
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,504,782.74
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,654,782.74
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,605,686.49
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,755,686.49
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,755,686.49
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,042,696.51
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,042,696.51
Remaining Funds to Certificates	$2,042,696.51	$2,042,696.51	$—	$—	$—
Total	$42,273,500.72	$42,273,500.72	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$26,088,541.73
Increase/(Decrease)	$(927,698.35)
Ending YSOC Amount	$25,160,843.38

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$909,030,364.44	$873,072,019.95
Note Balance	$906,317,374.46	$870,359,029.97
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	23	$273,373.32
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	58	$136,704.30
Monthly Net Losses (Liquidation Proceeds)			$136,669.02
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.33%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$944,848.64
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.06%	27	$582,505.83
60-89 Days Delinquent	0.01%	2	$60,278.33
90-119 Days Delinquent	0.00%	1	$27,028.78
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.07%	30	$669,812.94

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$192,417.91
Total Repossessed Inventory		11	$303,888.49

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		3	$87,307.11
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.01%
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.32	0.04%	13	0.03%